Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	11 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity Third party issuance [Member]
Related Party Transaction [Line Items]
Debt Instrument, Amount Subject to Guarantees		$ 591.8		$ 591.8
Related Party, Lease Termination, Consideration Transferred			2.5
Opearting Partnership, Units redeemed					0		6,276,251
Shares issued, conversion of units						682,031		5,594,220
Related Party, Lease Termination, Consideration Transferred, Cash	2.0
Related Party, Lease Termination, Consideration Transferred, Other			0.5
Related Party, Lease Termination, Payments During Period		$ 0.9	$ 1.1